Subordinated Liabilities - Activity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Financial liabilities
Outstanding issue amount	$ 1,604,462		$ 1,477,724
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	39,384	$ 2,019,000,000	51,643	$ 2,518,000,000	$ 36,182	$ 1,817,000,000
Subordinated Additional Tier I Capital Notes, Issued 2021 | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	$ 13,656	700,000,000	14,355
Annual interest rate (as percent)	4.63%
Subordinated Additional Tier I Capital Notes, Issued 2016
Financial liabilities
Outstanding issue amount			10,254		9,948
Subordinated Additional Tier I Capital Notes, Issued 2016 | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount			10,254
Tier II Subordinated Capital Notes, Issued 2018 | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	$ 25,728	$ 1,300,000,000	$ 27,034		$ 26,234
Annual interest rate (as percent)	5.95%